Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
The Company’s Intangible assets, net consisted of the following (in thousands):

		December 31, 2021			December 31, 2020
	Weighted Average Useful Lives	Gross Carrying Value	Accumulated Amortization	Net Book Value	Gross Carrying Value	Accumulated Amortization	Net Book Value
Internally developed software	3.0 Years	$13,109	$(5,342)	$7,767	$7,002	$(2,587)	$4,415
Domain name	15.0 Years	121	(39)	82	121	(31)	90

Intangible assets, net		$13,230	$(5,381)	$7,849	$7,123	$(2,618)	$4,505

Summary of Estimated Amortization Expenses	The future estimated amortization expenses as of December 31, 2021, were as follows (in thousands):

2022	$3,658
2023	2,851
2024	1,282
2025	8
2026	8
Thereafter	42

Total future amortization	$7,849